ACCOUNTING FOR WARRANT LIABILITY - Schedule of quantitative information regarding Level 3 fair value measurements (Details) - $ / shares	3 Months Ended	11 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Private Warrants:
Term (in years)	5 years	5 years
Volatility - pre announcement	10.00%	10.00%
Volatility - post announcement	22.00%	30.00%
Risk-free rate	1.04%	0.469%
Fair value of warrants	$ 1.73	$ 1.52
Public Warrants:
Simulated warrant value		1.49
Publicly-traded value		$ 1.49